Equity Method Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 110,714	¥ 107,524
Investment in affiliates, market value	112,537	107,466
Investment in affiliates, dividends received	55,535	30,151	¥ 25,820
Investment in affiliates over underlying equity in net assets	¥ 42,600	¥ 127,779
Kansai Airports
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%
DOCOMO Finance, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	34.00%	34.00%
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%
TB Investment Limited Partnership
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	20.00%